Trade and Other Receivables (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Trade receivables, net
Related parties		[1]	₪ 43
Total trade receivables	1,773	[1]	1,915
Other receivables and current tax assets
Other receivables (mainly from real estate sales)	272	[1]	270
Long-term trade and other receivables
Total long-term trade and other receivables	470
Trade and other receivables [Member]
Trade receivables, net
Outstanding debts	709		765
Credit cards and checks receivable	396		428
Unbilled receivables	237		235
Current maturities of long-term receivables	420		472
Related parties	11		15	[2]
Total trade receivables	1,773		1,915	[2]
Other receivables and current tax assets
Prepaid expenses	32		66
current tax assets	104		2
Other receivables (mainly from real estate sales)	136		202	[2]
Total other receivables	272		270
Long-term trade and other receivables
Trade receivables- open debts	339		387
Long term receivables (from real estate sales)	131		106
Total long-term trade and other receivables	470		493	[2]
Total	₪ 2,515		₪ 2,678

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[2]	The amount of trade receivables is stated net of the provision for doubtful debts